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                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

                               FILE NO. 033-73986
                               FILE NO. 033-19421
                               FILE NO. 033-37577
                               FILE NO. 033-63935
                               FILE NO. 333-43799
                               FILE NO. 333-65233
                               FILE NO. 333-79701
                               FILE NO. 333-43886


       SUPPLEMENT DATED JULY 21, 2005 TO THE PROSPECTUS DATED MAY 2, 2005



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                SUPPLEMENT DATED JULY 21, 2005 TO YOUR PROSPECTUS

Effective September 6, 2005, the following changes are made to your Prospectus:

        Any and all references to "Fortis Benefits Insurance Company" are deleted and replaced with "Union Security Insurance Company."

        Any and all references to "First Fortis Life Insurance Company" are deleted and replaced with "Union Security Life Insurance Company of New York."

        Any and all references to "Fortis Insurance Company," are deleted and replaced with "Time Insurance Company."

In addition, the following changes will automatically apply to any and all references to the product names:


     CURRENT NAME                            NAME EFFECTIVE AS OF
                                               SEPTEMBER 6, 2005

     First Fortis Masters VA                   Masters VA
     Fortis Opportunity VA                     Opportunity VA
     Fortis Opportunity + VA                   Opportunity + VA
     Fortis Masters VA                         Masters VA
     Fortis Masters + VA                       Masters + VA
     Fortis Income Preferred VA                Income Preferred VA
     Fortis EmPower VA                         EmPower VA




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5262